Basis of Presentation (Details Narrative)		6 Months Ended	12 Months Ended
	Apr. 08, 2017	Jun. 30, 2017 shares	Dec. 31, 2016 Number $ / shares shares	Dec. 31, 2015 shares
Ownership percentage		66.00%
Common stock, share authorised		500,000,000	500,000,000	500,000,000
Series A Preferred Stock [Member]
Preferred Stock, shares authorized		100,000,000	100,000,000	100,000,000
Preferred Stock, par value | $ / shares			$ 0.0001
Oncolix, Inc [Member]
Ownership percentage	66.00%
Number of share | Number			20
AEPP [Member]
Exchange ratio			20:1
Number of share | Number			20
Common stock, share authorised			500,000,000
Common stock, par value | $ / shares			$ 0.0001